SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 540,747		$ 340,778		$ 894,728		$ 541,521
Cost of sales	492,886		308,910		812,931		488,894
Gross Profit	47,861		31,868		81,797		52,627
Operating Expenses	46,177	[1],[2]	32,512	[3],[4]	85,322	[5],[6]	68,989	[7],[8]
Operating Income (Loss)	1,684		(644)		(3,525)		(16,362)
Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net	166		57		288		230
Finance expenses, net	(300)		(523)		(334)		(1,075)
Net Income (Loss)	1,550		(1,110)		(3,571)		(17,207)
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Revenues	537,445		338,574		889,194		537,826
Cost of sales	491,737		308,268		810,986		487,736
Gross Profit	45,708		30,306		78,208		50,090
Operating Expenses	42,222	[1],[2]	29,983	[3],[4]	77,623	[5],[6]	64,404	[7],[8]
Operating Income (Loss)	3,486		323		585		(14,314)
One Real Title [Member]
Segment Reporting Information [Line Items]
Revenues	1,346		1,255		2,376		2,050
Cost of sales	216		143		383		285
Gross Profit	1,130		1,112		1,993		1,765
Operating Expenses	2,123	[1],[2]	1,641	[3],[4]	4,411	[5],[6]	2,892	[7],[8]
Operating Income (Loss)	(993)		(529)		(2,418)		(1,127)
One Real Mortgage [Member]
Segment Reporting Information [Line Items]
Revenues	1,709		949		2,785		1,645
Cost of sales	900		499		1,477		873
Gross Profit	809		450		1,308		772
Operating Expenses	1,492	[1],[2]	888	[3],[4]	2,792	[5],[6]	1,693	[7],[8]
Operating Income (Loss)	(683)		$ (438)		(1,484)		$ (921)
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	247				373
Cost of sales	33				85
Gross Profit	214				288
Operating Expenses	340	[1],[2]			496	[5],[6]
Operating Income (Loss)	$ (126)				$ (208)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $17,644 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[4]	Operating expenses includes Revenue share expense of approximately $12,475 thousand and is recorded in the North American Brokerage segment.
[5]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[6]	Operating expenses includes Revenue share expense of approximately $30,148 thousand and is recorded in the North American Brokerage segment.
[7]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[8]	Operating expenses includes Revenue share expense of approximately $21,539 thousand and is recorded in the North American Brokerage segment.